Cover	Oct. 06, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	October 8, 2021, 1847 Cabinet Inc. (“1847 Cabinet”), a subsidiary of 1847 Holdings LLC (the “Company”), acquired all of the issued and outstanding capital stock of High Mountain Door & Trim Inc., a Nevada corporation (“High Mountain”), and Sierra Homes, LLC, a Nevada limited liability company (“Sierra Homes”), pursuant to a Securities Purchase Agreement, dated September 23, 2021, among 1847 Cabinet, High Mountain, Sierra Homes, and Steven J. Parkey and Jose D. Garcia-Rendon, as amended on October 6, 2021.
Document Period End Date	Oct. 06, 2021
Entity File Number	000-56128
Entity Registrant Name	1847 HOLDINGS LLC
Entity Central Index Key	0001599407
Entity Tax Identification Number	38-3922937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	590 Madison Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	417-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false